Other long-term investment (Tables)	12 Months Ended
Dec. 31, 2012
Other long-term investment [Abstract]
Other long-term investment

As of December 31, 2011 and 2012, the other long-term investment accounted for at cost consisted of the following:

Investee	Initial Cost	Ownership	December 31, 2011	December 31, 2012
	US$		US$	US$
Henan Lianhe Real Estate Co., Ltd.	241,648	1.85%	241,648	241,648